Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Top Element - 00007 - Statement- Consolidated Statement of Comprehensive Income Abstract
Net income from continuing operations	$ 6,074	$ 5,200	$ 5,216
Net income from discontinued operations	35	290	158
Net income	6,109	5,490	5,374
Foreign currency translation adjustments
Foreign currency translation adjustments arising during the period	(523)	556	(278)
Less: reclassification adjustments for loss (gain) on sale of an investment in a foreign entity recognized in net income	25	(100)	115
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	(498)	456	(163)
Change in pension and post-retirement benefit plans
Net actuarial gain (loss) arising during the period	3,987	(1,542)	(2,692)
Prior service (cost) credit arising during period	(225)	211	(21)
Other	50	(3)	(9)
Less: amortization of actuarial loss, prior service cost, and transition obligation	906	689	441
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	4,718	(645)	(2,281)
Tax (expense) benefit	(1,735)	205	796
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	2,983	(440)	(1,485)
Unrealized gain (loss) on available-for-sale securities
Unrealized holding gain arising during period	332	91	78
Less: reclassification adjustments for gain included in net income	(91)	(123)	(27)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	241	(32)	51
Tax (expense) benefit	(90)	13	(21)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	151	(19)	30
Change in unrealized cash flow hedging
Unrealized cash flow hedging (loss) gain arising during period	(136)	88	(46)
Less: loss (gain) reclassified into Product sales	25	(31)	(96)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent	(111)	57	(142)
Tax benefit (expense)	29	(4)	36
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(82)	53	(106)
Other comprehensive income (loss), net of tax	2,554	50	(1,724)
Comprehensive income	8,663	5,540	3,650
Less: comprehensive income attributable to noncontrolling interest	(374)	(368)	(392)
Comprehensive income atrributable to common shareowners	$ 8,289	$ 5,172	$ 3,258